COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Operating Leases Future Minimum Payments

As of December 31, 2012, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2013	3,331
2014	3,141
2015	2,527
Thereafter	1,139

10,138